Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
Schedule of Summary of Restatement - Consolidated Balance Sheet	Summary of restatement – consolidated balance sheet
	As of December 31, 2022
	As Previously Reported	Adjustment	As Restated
Income tax payable	$23,000,000	$(23,000,000)	$—
Total current liabilities	$97,020,648	$(23,000,000)	$74,020,648
Total liabilities	$97,071,054	$(23,000,000)	$74,071,054
Accumulated deficit	$(39,395,133)	$23,000,000	$(16,395,133)
Total shareholders’ equity	$4,150,279	$23,000,000	$27,150,279

Schedule of Summary of Restatement – Consolidated Statement of Changes in Stockholders’ Equity	Summary of restatement – consolidated statement of changes in shareholders’ equity
	For the year December 31, 2022
	As Previously Reported	Adjustment	As Restated
Balance as of January 1, 2022
Accumulated (deficit) retained earnings	$52,125,502	$23,000,000	$75,125,502
Balance as of December 31, 2022
Accumulated (deficit) retained earnings	$(39,395,133)	$23,000,000	$(16,395,133)